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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series I Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through November 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.
                                     PIONEER
                                  -------------
                                    OAK RIDGE
                                SMALL CAP GROWTH
                                      FUND

                                     Annual
                                     Report

                                    11/30/04

                                 [LOGO] PIONEER
                                        Investments(R)


Table of Contents
--------------------------------------------------------------
Letter to Shareowners                                        1

Portfolio Summary                                            2

Performance Update                                           3

Comparing Ongoing Fund Expenses                              6

Portfolio Management Discussion                              8

Schedule of Investments                                     12

Financial Statements                                        17

Notes to Financial Statements                               23

Report of Independent Registered Public Accounting Firm     29

Trustees, Officers and Service Providers                    30

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices, sub-par job creation figures and rising interest rates held back the nation's equity markets for much of the fall. With oil prices hovering around $50 per barrel, consumers faced with high-priced gasoline and hefty heating bills responded by restraining spending. But consumer outlays, which represent the bulk of U.S. economic activity, rebounded in October, and markets rallied once the presidential election was settled. U.S. economic growth in the third quarter was respectable, but below results seen early in the year, as high energy costs acted as an added tax on businesses and households.
Meanwhile, the war in Iraq and the specter of terrorism remained on investors' minds. In addition, the weak dollar and the large federal budget deficit were the focus of concern. Overseas, markets have been relatively stable after stumbling early in 2004.

Despite four interest rate hikes by the Federal Reserve Board, returns on corporate bonds, including high-yield sectors, were strong. Longer-term Treasury securities also delivered solid returns. A moderating recovery and an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Lower inflation would also mean better real returns for bond holders. On the other hand, continued strong economic growth could trigger further hikes.

Pioneer believes that the economy will expand slowly in 2005. After years of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they do not seem to be a barrier for companies needing to borrow. Equity valuations now appear somewhat better aligned with earnings prospects than they were a year ago, when prices ran ahead of profit expectations. Therefore, even moderate expansion in corporate profits may drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term portfolio strategy means choosing an appropriate mix of investments, then making adjustments as your goals change. The Pioneer Ibbotson Asset Allocation Series offers three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically as rates of return on stocks, bonds and other investments vary. Ibbotson's goal is to manage risk while keeping your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD,

Osbert M. Hood, President
Pioneer Investment Management, Inc.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         91.7%
Temporary Cash Investment                                                   8.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     27.8%
Industrials                                                                21.9%
Financials                                                                 14.3%
Health Care                                                                13.9%
Consumer Staples                                                            5.9%
Materials                                                                   5.2%
Consumer Discretionary                                                      4.4%
Energy                                                                      3.4%
Utilities                                                                   3.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  United Natural Foods, Inc.*   3.39%  6.  SRA International, Inc.*      2.93%
2.  Southwestern Energy Co.*      3.16   7.  Benchmark Electronics, Inc.*  2.85
3.  Kronos, Inc.*                 3.11   8.  Idex Corp.                    2.82
4.  American Medical Systems             9.  Waste Connections, Inc.*      2.68
      Holdings*                   3.03
5.  CACI International, Inc.*     2.97  10.  Wolverine World Wide, Inc.    2.62

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value           11/30/04     11/30/03
 per Share                $22.86       $19.62

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of November 30, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years     13.18%          12.51%
 5 Years       8.97            7.68
 1 Year       16.51            9.80

-----------------------------------------


--------------------------------------------------------------------------------
Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                     Pioneer
                    Oak Ridge
                    Small Cap     Russell 2000
Date               Growth Fund    Growth Index
11/30/1994            $9,425         $10,000
11/30/1996           $15,609         $14,641
11/30/1998           $18,015         $15,649
11/30/2000           $23,478         $17,849
11/30/2002           $20,518         $12,877
11/30/2004           $32,505         $19,653

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Indices are unmanaged and their returns assume reinvestment of dividends and, unlike mutual fund returns, do not reflect any fees or expenses associated with a mutual fund. It is not possible to invest directly in an index.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value           11/30/04     2/17/04
 per Share                $22.74       $19.75

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $    -          $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index.

----------------------------------
Average Annual Total Returns
(As of November 30, 2004)

                 If          If
Period          Held      Redeemed
 10 Years      12.35%      12.35%
 5 Years        8.17        8.02
 1 Year        15.72       11.72

----------------------------------

--------------------------------------------------------------------------------
Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                     Pioneer
                    Oak Ridge
                    Small Cap     Russell 2000
Date               Growth Fund    Growth Index
11/30/1994           $10,000         $10,000
11/30/1996           $16,315         $14,641
11/30/1998           $18,557         $15,649
11/30/2000           $23,816         $17,849
11/30/2002           $20,499         $12,877
11/30/2004           $32,028         $19,653

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales change (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Indices are unmanaged and their returns assume reinvestment of dividends and, unlike mutual fund returns, do not reflect any fees or expenses associated with a mutual fund. It is not possible to invest directly in an index.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value   11/30/04   11/30/03
 per Share        $21.39     $18.50


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

-----------------------------------
Average Annual Total Returns
(As of November 30, 2004)

                 If           If
Period          Held       Redeemed
10 Years       12.34%       12.34%
5 Years         8.16         8.16
1 Year         15.62        15.62

-----------------------------------

--------------------------------------------------------------------------------
Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                     Pioneer
                    Oak Ridge
                    Small Cap     Russell 2000
Date               Growth Fund    Growth Index
3/31/1997            $10,000        $10,000
11/30/1998           $11,638        $11,713
11/30/2000           $14,940        $13,360
11/30/2002           $12,860         $9,639
11/30/2004           $20,064        $14,710

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks. Indices are unmanaged and their returns assume reinvestment of dividends and, unlike mutual fund returns, do not reflect any fees or expenses associated with a mutual fund. It is not possible to invest directly in an index

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from June 1, 2004 through November 30, 2004

Share Class                                  A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 6/1/04
Ending Account Value                     $1,150.49      $1,140.56      $1,145.66
On 11/30/04
Expenses Paid During Period*             $    9.11      $   18.25      $   13.73

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, 3.41%, and 2.56%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2004 through November 30, 2004.

Share Class                                 A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                 $1,000.00      $1,000.00      $1,000.00
On 6/1/04
Ending Account Value                    $1,016.05      $1,012.45      $1,012.15
On 11/30/04
Expenses Paid During Period*            $    8.54      $   17.15      $   12.88

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, 3.41%, and 2.56%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance for the twelve months ended November 30, 2004.

Q:  How did the U.S. stock market perform during the Fund's fiscal year?

A: Stocks performed very well during the past year, as continued global growth, favorable earnings results and improving corporate balance sheets combined to form a solid foundation for the market. While stocks provided a reasonable return, their upward path was very choppy due to weakness in the second and third quarters. During this time, the market was pressured by a litany of concerns that included geopolitical tensions, soaring oil prices and rising U.S. interest rates. Investors, therefore, began to rotate into higher quality stocks with solid fundamentals, and away from the riskier stocks that had been top performers during 2003 and the first quarter of 2004. This shift was a positive for the Fund, given our focus on higher quality, fundamentally sound companies. The Fund was also helped by the fact that smaller companies outperformed their large- and mid-cap counterparts during the period.

Q:  How did Pioneer Oak Ridge Small Cap Growth Fund perform?

A: Class A shares of the Fund produced a total return of 16.51% at net asset value for the twelve-month period ended November 30, 2004, outpacing the 10.83% return of the Russell 2000 Growth Index. Class A shares of the Fund also outperformed the 6.35% average return of the 520 funds in their Lipper peer group, Small-Cap Growth Funds.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    We are pleased that the Fund has performed well both on an absolute basis and relative to its benchmark and peer group. While past performance is no guarantee of future results, of course, we believe the Fund's strong showing is the result of our disciplined investment style. Like all growth managers, we look for companies with accelerating earnings. However, we also require that two other important factors be in place. First, our research must indicate

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    to us that an issue's earnings growth is sustainable. And second, the stocks we purchase must be reasonably valued, since even fast growing stocks can be very risky, if they are purchased at too rich a price. We believe this approach is the best way to find companies that are poised to perform well over a three- to five-year time horizon.

Q: Technology is the Fund's largest sector weighting. How did your positioning in this area affect performance?

A: The largest contributor to the Fund's positive performance was our strong selection within technology, one of the worst performing areas of the stock market during the past year. We were helped by being underweight in the more cyclical areas within technology, such as semiconductors and instead, emphasizing service companies with more consistent earnings. Top performers included stocks that benefited from the need for increased spending on defense and homeland security. For instance, we received strong gains from CACI International, a systems integration company that reported stronger than expected earnings; SRA International, a contract provider of technology services to the U.S. government; and Verint Systems, which makes security cameras and other monitoring devices. The Fund also benefited from its position in Benchmark Electronics, a contract electronics manufacturer that has been able to post strong growth by avoiding the traditionally commoditized areas of its business and focusing instead on more value-added products.

    The Fund moved from an underweight (a weighting below that of the benchmark) to an overweight in technology during the second half of the period. While we made one new purchase, Stratasys, a manufacturer of computerized modeling systems for engineers, the increase in technology holdings largely consisted of additions to the Fund's existing holdings.

Q:  What other factors helped and hurt performance?

A: Our positioning within energy was a strong positive contributor. Energy stocks performed well during the period, as the rising prices of oil and gas boosted profits for companies in the sector. The Fund was helped by both an overweight position and strong stock selection within the group. A key contributor was

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04                             (continued)
--------------------------------------------------------------------------------

    Southwestern Energy, which we added to the portfolio during the third quarter. The company has been very successful in the exploration and discovery area, and owns what we believe to be a very attractive group of properties.

    Selection was also strong in the financial sector, as we benefited from holdings in East/West Bancorp, which caters to Chinese-Americans (a large and rapidly growing market segment); and Portfolio Recovery Associates, which specializes in collecting defaulted consumer debt.

    In transportation, Fund performance was helped by our position in UTI Worldwide, a shipping logistics company that has benefited from the outsourcing trend and increased shipping volumes. When companies move their production overseas, they must coordinate the shipping of both components and the finished product, and UTI helps manage this activity. The company reported a 50% jump in net income for the six months ended July 31, 2004, and its stock has performed exceptionally well.

    Another source of strong performance was the consumer discretionary area, where we hold United Natural Foods, the leading distributor of health foods in the U.S.; and Laureate Education, which provides higher education through both campus-based and online universities. The company has generated extremely rapid growth through its operations in Mexico and Latin America. On the negative side, the Fund's position in Career Education declined, after the company came under scrutiny for its aggressive accounting practices. Believing its future earnings estimates may be vulnerable to downward revision, we exited the position at a loss.

Q:  Were there any areas where your selections underperformed?

A: Our stock picks in health care underperformed during the period, due primarily to weakness in Taro Pharmaceuticals, which reported weaker than expected second quarter results and is no longer held in the portfolio; and Accredo Health, a pharmacy services provider that was hurt by lower government reimbursement trends. On the other end of the spectrum, we found two winning stocks in the medical testing area - Dade Behring Holdings and Fisher

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Scientific - and we also benefited from the strong performance of Cooper Companies, which makes specialty contact lenses.

Q:  What is your outlook for the stock market?

A: We believe that a number of factors continue to work in the market's favor, including steady worldwide growth, the improvement in corporate balance sheets and companies' growing focus on dividends and share buybacks. However, the risks to market performance, which include rising interest rates and the potential for geopolitical disruptions, remain firmly in place. As a result, we think the post-bubble rally in lower quality, higher risk companies has likely run its course, and this should translate into a continued investor preference for higher-quality companies with strong fundamentals. In this environment, we believe we can continue to add value through our disciplined, selective approach to investing.

    Investing in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04
--------------------------------------------------------------------------------

Shares                                                        Value
             COMMON STOCKS - 93.1%
             Energy - 3.2%
             Oil & Gas Exploration & Production - 3.2%
  49,225     Denbury Resources, Inc.*                     $ 1,425,063
  36,750     Quicksilver Resources, Inc.*                   1,264,200
                                                          -----------
                                                          $ 2,689,263
                                                          -----------
             Total Energy                                 $ 2,689,263
                                                          -----------
             Materials - 4.8%
             Commodity Chemicals - 4.8%
  76,990     Airgas, Inc.                                 $ 2,046,394
  71,516     Spartech Corp.                                 1,998,872
                                                          -----------
                                                          $ 4,045,266
                                                          -----------
             Total Materials                              $ 4,045,266
                                                          -----------
             Capital Goods - 7.9%
             Aerospace & Defense - 3.0%
  30,120     Engineered Support Systems                   $ 1,656,600
  28,800     SI International, Inc.*                          833,472
                                                          -----------
                                                          $ 2,490,072
                                                          -----------
             Electrical Component & Equipment - 2.3%
  83,020     Paxar Corp.*                                 $ 1,921,913
                                                          -----------
             Industrial Machinery - 2.6%
  55,210     Idex Corp.                                   $ 2,208,400
                                                          -----------
             Total Capital Goods                          $ 6,620,385
                                                          -----------
             Commercial Services & Supplies - 7.8%
             Diversified Commercial Services - 4.9%
  31,250     Charles River Associates, Inc.*              $ 1,348,125
  17,125     CoStar Group, Inc.*                              750,075
  50,865     Laureate Education, Inc.*                      2,003,572
                                                          -----------
                                                          $ 4,101,772
                                                          -----------
             Environmental Services - 2.9%
   9,305     Stericycle, Inc.*                            $   388,856
  61,715     Waste Connections, Inc.*                       2,102,013
                                                          -----------
                                                          $ 2,490,869
                                                          -----------
             Total Commercial Services & Supplies         $ 6,592,641
                                                          -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                      Value
             Transportation - 4.7%
             Trucking - 4.7%
  84,697     Knight Transportation, Inc.*                $ 2,041,197
  27,360     UTI Worldwide, Inc.                           1,885,925
                                                         -----------
                                                         $ 3,927,122
                                                         -----------
             Total Transportation                        $ 3,927,122
                                                         -----------
             Consumer Durables & Apparel - 2.4%
             Footwear - 2.4%
  68,425     Wolverine World Wide, Inc.                  $ 2,049,329
                                                         -----------
             Total Consumer Durables & Apparel           $ 2,049,329
                                                         -----------
             Retailing - 1.7%
             Catalog Retail - 1.4%
  70,365     J. Jill Group, Inc.*                        $ 1,215,204
                                                         -----------
             Computer & Electronics Retail - 0.3%
   7,700     Altiris, Inc.*                              $   215,600
                                                         -----------
             Total Retailing                             $ 1,430,804
                                                         -----------
             Food & Drug Retailing - 3.2%
             Food Distributors - 3.2%
  94,358     United Natural Foods, Inc.*                 $ 2,654,291
                                                         -----------
             Total Food & Drug Retailing                 $ 2,654,291
                                                         -----------
             Household & Personal Products - 2.3%
             Household Products - 2.3%
  62,492     Church & Dwight Co., Inc.                   $ 1,951,000
                                                         -----------
             Total Household & Personal Products         $ 1,951,000
                                                         -----------
             Health Care Equipment & Services - 12.1%
             Health Care Equipment - 4.4%
  62,270     American Medical Systems Holdings*          $ 2,376,223
  35,030     Techne Corp.*                                 1,301,365
                                                         -----------
                                                         $ 3,677,588
                                                         -----------
             Health Care Facilities - 1.9%
  62,022     Amsurg Corp.*                               $ 1,594,586
                                                         -----------
             Health Care Services - 3.4%
  46,475     Accredo Health, Inc.*                       $ 1,258,078
  47,725     American Healthways, Inc.*                    1,591,629
                                                         -----------
                                                         $ 2,849,707
                                                         -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                         Value
             Health Care Supplies - 2.5%
  16,875     Cooper Companies, Inc.                         $ 1,173,318
  17,370     Dade Behring Holdings, Inc.*                       932,595
                                                            -----------
                                                            $ 2,105,913
                                                            -----------
             Total Health Care Equipment & Services         $10,227,794
                                                            -----------
             Pharmaceuticals & Biotechnology - 0.8%
             Pharmaceuticals - 0.8%
  30,000     PRA International, Inc.*                       $   679,800
                                                            -----------
             Total Pharmaceuticals & Biotechnology          $   679,800
                                                            -----------
             Banks - 2.4%
             Diversified Banks - 0.4%
   7,875     Doral Financial Corp.                          $   365,400
                                                            -----------
             Regional Banks - 2.0%
  39,300     East West Bancorp, Inc.                        $ 1,629,771
                                                            -----------
             Total Banks                                    $ 1,995,171
                                                            -----------
             Diversified Financials - 5.0%
             Asset Management & Custody Banks - 0.8%
   9,300     Legg Mason, Inc.                               $   633,702
                                                            -----------
             Investment Banking & Brokerage - 2.4%
  53,775     Portfolio Recovery Associates, Inc.*           $ 2,016,563
                                                            -----------
             Diversified Financial Services - 1.8%
  74,750     Eurobancshares, Inc.*                          $ 1,524,153
                                                            -----------
             Total Diversified Financials                   $ 4,174,418
                                                            -----------
             Insurance - 3.8%
             Property & Casualty Insurance - 3.8%
  27,839     Direct General Corp.                           $   793,412
  22,125     HCC Insurance Holdings, Inc.                       733,223
  43,700     ProAssurance Corp.*                              1,706,485
                                                            -----------
                                                            $ 3,233,120
                                                            -----------
             Total Insurance                                $ 3,233,120
                                                            -----------
             Real Estate - 2.2%
             Real Estate Management & Development - 2.2%
  50,450     Jones Lang LaSalle, Inc.*                      $ 1,811,155
                                                            -----------
             Total Real Estate                              $ 1,811,155
                                                            -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
             Software & Services - 13.6%
             Application Software - 4.8%
  48,130     Kronos, Inc.*                                   $ 2,432,490
  38,245     Verint Systems, Inc.*                             1,573,399
                                                             -----------
                                                             $ 4,005,889
                                                             -----------
             Data Processing & Outsourced Services - 2.4%
  14,000     Alliance Data Systems Corp.*                    $   600,600
  26,465     Global Payments, Inc.                             1,459,809
                                                             -----------
                                                             $ 2,060,409
                                                             -----------
             IT Consulting & Other Services - 6.4%
  37,454     CACI International, Inc.*                       $ 2,327,017
  19,600     Cognizant Tech Solutions Corp.*                     747,348
  39,570     SRA International, Inc.*                          2,296,643
                                                             -----------
                                                             $ 5,371,008
                                                             -----------
             Total Software & Services                       $11,437,306
                                                             -----------
             Technology Hardware & Equipment - 10.6%
             Communications Equipment - 2.3%
  50,280     Avocent Corp.*                                  $ 1,907,120
                                                             -----------
             Computer Hardware - 1.6%
  41,750     Stratasys, Inc.*                                $ 1,348,525
                                                             -----------
             Electronic Equipment & Instruments - 0.9%
  16,370     Rogers Corp.*                                   $   776,757
                                                             -----------
             Electronic Manufacturing Services - 2.7%
  63,775     Benchmark Electronics, Inc.*                    $ 2,235,314
                                                             -----------
             Technology Distributors - 3.1%
   2,000     DRS Technologies, Inc.*                         $    85,440
   8,900     Fisher Scientific International, Inc.*              503,206
  31,630     Scansource, Inc.*                                 2,046,461
                                                             -----------
                                                             $ 2,635,107
                                                             -----------
             Total Technology Hardware & Equipment           $ 8,902,823
                                                             -----------
             Semiconductors - 1.7%
  36,155     Cree, Inc.*                                     $ 1,293,626
  11,000     O2Micro International, Ltd.*                        133,100
                                                             -----------
                                                             $ 1,426,726
                                                             -----------
             Total Semiconductors                            $ 1,426,726
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                   Value
                  Utilities - 2.9%
                  Gas Utilities - 2.9%
      45,150      Southwestern Energy Co.*                            $ 2,478,735
                                                                      -----------
                  Total Utilities                                     $ 2,478,735
                                                                      -----------
                  TOTAL COMMON STOCKS
                  (Cost $65,642,835)                                  $78,327,149
                                                                      -----------
 Principal
   Amount
                  TEMPORARY CASH INVESTMENT - 8.4%
                  Repurchase Agreement - 8.4%
  $7,100,000      UBS Warburg, Inc., 1.87%, dated 11/30/04,
                  repurchase price of $7,100,000 plus accrued
                  interest on 12/1/04 collateralized by $7,300,000
                  U.S. Treasury Bill, 2.26%, 4/7/05                   $ 7,100,000
                                                                      -----------
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $7,100,000)                                   $ 7,100,000
                                                                      -----------
                  TOTAL INVESTMENTS IN SECURITIES - 101.5%
                  (Cost $72,742,835)(a)                               $85,427,149
                                                                      -----------
                  OTHER ASSETS AND LIABILITIES - (1.5)%               $(1,247,713)
                                                                      -----------
                  TOTAL NET ASSETS - 100.0%                           $84,179,436
                                                                     ============

* Non-Income producing security

(a) At November 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $72,742,835 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                         $13,377,273

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                            (692,959)
                                                                      -----------
    Net unrealized gain                                               $12,684,314
                                                                     ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2004 aggregated $60,898,222 and $7,190,486, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $72,742,835)              $85,427,149
  Cash                                                                     8,901
  Receivables -
     Fund shares sold                                                  1,644,535
     Dividends and interest                                                5,869
  Other                                                                   13,532
                                                                     -----------
       Total assets                                                  $87,099,986
                                                                     -----------
LIABILITIES:
  Payables -
     Investment securities purchased                                 $ 2,694,352
     Fund shares repurchased                                              64,041
  Due to affiliates                                                      112,885
  Accrued expenses                                                        49,272
                                                                     -----------
       Total liabilities                                             $ 2,920,550
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $70,575,083
  Accumulated net realized gain on investments                           920,039
  Net unrealized gain on investments                                  12,684,314
                                                                     -----------
       Total net assets                                              $84,179,436
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $57,540,680/2,517,387 shares)                    $     22.86
                                                                     ===========
  Class B (based on $5,949,033/261,668 shares)                       $     22.74
                                                                     ===========
  Class C (based on $20,689,723/967,441 shares)                      $     21.39
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($22.86 [divided by] 94.25%)                               $     24.25
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended 11/30/04

INVESTMENT INCOME:
  Dividends                                                   $ 61,895
  Interest                                                      30,682
                                                              --------
       Total investment income                                              $   92,577
                                                                            ----------
EXPENSES:
  Management fees                                             $254,604
  Transfer agent fees and expenses
     Class A                                                    63,957
     Class B                                                     3,022
     Class C                                                    10,766
  Distribution fees
     Class A                                                    60,097
     Class B                                                    11,501
     Class C                                                    51,769
  Administrative reimbursements                                 36,505
  Custodian fees                                                16,931
  Registration fees                                             74,834
  Professional fees                                             44,485
  Printing expense                                              18,400
  Fees and expenses of nonaffiliated trustees                    5,283
  Miscellaneous                                                  1,854
                                                              --------
       Total expenses                                                       $  654,008
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                      (63,819)
       Less fees paid indirectly                                                  (238)
                                                                            ----------
       Net expenses                                                         $  589,951
                                                                            ----------
         Net investment loss                                                $ (497,374)
                                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $1,085,632
                                                                            ----------
  Change in net unrealized gain on investments                              $7,683,037
                                                                            ----------
     Net gain on investments                                                $8,768,669
                                                                            ----------
     Net increase in net assets resulting from operations                   $8,271,295
                                                                            ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the Years Ended 11/30/04 and 11/30/03, respectively

                                                          Year Ended     Year Ended
                                                           11/30/04       11/30/03
FROM OPERATIONS:
  Net investment loss                                   $   (497,374)   $   (217,237)
  Net realized gain on investments                         1,085,632       1,085,745
  Change in net unrealized gain on investments             7,683,037       3,603,300
                                                        ------------    ------------
     Net increase in net assets resulting from
       operations                                       $  8,271,295    $  4,471,808
                                                        ------------    ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                      $ 63,794,113    $    522,620
  Cost of shares repurchased                              (4,369,386)     (1,509,237)
                                                        ------------    ------------
     Net increase (decrease) in net assets resulting
       from Fund share transactions                     $ 59,424,727    $   (986,617)
                                                        ------------    ------------
     Net increase in net assets                         $ 67,696,022    $  3,485,191
NET ASSETS:
  Beginning of year                                       16,483,414      12,998,223
                                                        ------------    ------------
  End of year (including undistributed net investment
     loss of $0 and $0, respectively)                   $ 84,179,436    $ 16,483,414
                                                        ============    ============

                                  '04 Shares       '04 Amount        '03 Shares    '03 Amount
CLASS A
Shares sold                        1,883,984      $39,213,402           32,802     $  486,169
Less shares repurchased             (158,079)      (3,242,676)         (83,224)    (1,320,681)
                                   ---------      ------------         -------     ----------
  Net increase (decrease)          1,725,905      $35,970,726          (50,422)    $ (834,512)
                                   =========      ============         =======     ==========
CLASS B*
Shares sold                          282,859      $ 5,894,727
Less shares repurchased              (21,191)        (438,477)
                                   ---------      ------------
  Net increase                       261,668      $ 5,456,250
                                   =========      ============
CLASS C
Shares sold
Reinvestment of distributions        951,810      $18,685,984            2,591     $   36,451
Less shares repurchased              (35,931)        (688,233)         (13,247)      (188,556)
                                   ---------      ------------         -------     ----------
  Net increase (decrease)            915,978      $17,997,751          (10,656)    $ (152,105)
                                   =========      ============         =======     ==========

* Class B shares were first publicly offered on February 17, 2004.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended     Year Ended       Year Ended   Year Ended
CLASS A                                                     11/30/04     11/30/03       11/30/02         11/30/01     11/30/00
Net asset value, beginning of period                        $ 19.62      $ 14.43        $   18.58        $ 21.75      $ 19.60
                                                            -------      -------        ---------        -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.14)     $ (0.25)       $   (0.22)(a)    $ (0.24)     $ (0.28)
 Net realized and unrealized gain (loss) on investments        3.38         5.44            (1.91)          0.75         2.43
                                                            -------      -------        ---------        -------      -------
  Net increase (decrease) from investment operations        $  3.24      $  5.19        $   (2.13)       $  0.51      $  2.15
Distributions to shareowners:
 Net realized gain                                                -            -            (2.02)         (3.68)           -
                                                            -------      -------        ---------        -------      -------
Net increase (decrease) in net asset value                  $  3.24      $  5.19        $   (4.15)       $ (3.17)     $  2.15
                                                            -------      -------        ---------        -------      -------
Net asset value, end of period                              $ 22.86      $ 19.62        $   14.43        $ 18.58      $ 21.75
                                                            =======      =======        =========        =======      =======
Total return*                                                 16.51%       35.97%          (13.30)%         0.78%       10.97%
Ratio of net expenses to average net assets+                   1.79%        2.00%            2.00%          2.00%        2.00%
Ratio of net investment loss to average net assets+           (1.49)%      (1.52)%          (1.40)%        (1.25)%      (1.13)%
Portfolio turnover rate                                          24%          48%              46%            40%          46%
Net assets, end of period (in thousands)                    $57,541      $15,529        $  12,145        $14,419      $14,909
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
  Net expenses                                                 2.06%        2.49%            2.34%          2.15%        2.09%
  Net investment loss                                         (1.75)%      (2.01)%          (1.74)%        (1.40)%      (1.22)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                 1.79%        2.00%            2.00%          2.00%        2.00%
  Net investment loss                                         (1.49)%      (1.52)%          (1.40)%        (1.25)%      (1.13)%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/17/04 (a)
                                                                        to
CLASS B                                                              11/30/04
Net asset value, beginning of period                                $  19.75
                                                                    --------
Increase (decrease) from investment operations:
 Net investment loss                                                $  (0.09)
 Net realized and unrealized gain on investments                        3.08
                                                                    --------
  Net increase from investment operations                           $   2.99
                                                                    --------
Net increase in net asset value                                     $   2.99
                                                                    --------
Net asset value, end of period                                      $  22.74
                                                                    ========
Total return*                                                          15.14%
Ratio of net expenses to average net assets+                            2.51%**
Ratio of net investment loss to average net assets+                    (2.19)%**
Portfolio turnover rate                                                   24%
Net assets, end of period (in thousands)                            $  5,949
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                          2.51%**
  Net investment loss                                                  (2.19)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                          2.51%**
  Net investment loss                                                  (2.19)%**

(a) Class B shares were first publicly offered February 17, 2004.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended      Year Ended   Year Ended
CLASS C                                                     11/30/04     11/30/03     11/30/02        11/30/01     11/30/00
Net asset value, beginning of period                        $ 18.50      $ 13.71     $   17.88        $ 21.18      $ 19.24
                                                            -------      -------     ---------        -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.12)     $ (0.36)    $   (0.33)(a)    $ (0.38)     $ (0.48)
 Net realized and unrealized gain (loss) on investments        3.01         5.15         (1.82)          0.76         2.42
                                                            -------      -------     ---------        -------      -------
  Net increase (decrease) from investment operations        $  2.89      $  4.79     $   (2.15)       $  0.38      $  1.94
Distributions to shareowners:
 Net realized gain                                                -            -         (2.02)         (3.68)           -
                                                            -------      -------     ---------        -------      -------
Net increase (decrease) in net asset value                  $  2.89      $  4.79     $   (4.17)       $ (3.30)     $  1.94
                                                            -------      -------     ---------        -------      -------
Net asset value, end of period                              $ 21.39      $ 18.50     $   13.71        $ 17.88      $ 21.18
                                                            =======      =======     =========        =======      =======
Total return*                                                 15.62%       34.94%       (14.01)%         0.09%       10.08%
Ratio of net expenses to average net assets+                   2.57%        2.75%         2.75%          2.75%        2.75%
Ratio of net investment loss to average net assets+           (2.26)%      (2.27)%       (2.15)%        (2.00)%      (1.88)%
Portfolio turnover rate                                          24%          48%           46%            40%          46%
Net assets, end of period (in thousands)                    $20,690      $   954     $     853        $ 1,279      $ 1,331
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
  Net expenses                                                 2.59%        3.24%         3.09%          2.90%        2.84%
  Net investment loss                                         (2.28)%      (2.76)%       (2.49)%        (2.15)%      (1.97)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                 2.57%        2.75%         2.75%          2.75%        2.75%
  Net investment loss                                         (2.26)%      (2.27)%       (2.15)%        (2.00)%      (1.88)%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
  + Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    No distributions were paid by the Fund for the fiscal years ended November 30, 2004 and 2003.

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:


--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $         -
Undistributed long-term gain                                             920,039
Unrealized appreciation                                               12,684,314
                                                                     -----------
  Total                                                              $13,604,353
                                                                     ===========
--------------------------------------------------------------------------------

    At November 30, 2004, the Fund has reclassified $497,374 to decrease undistributed net investment loss and $497,374 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $50,326 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

    Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM manages the Fund's portfolio, a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

Through February 13, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.75% of the average daily net assets attributable to

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class A; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On November 30, 2004, $77,184 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $4,582 in transfer agent fees payable to PIMSS at November 30, 2004.

4.  Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $31,119 in distribution fees payable to PFD at November 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

subject to a CDSC of 1.00%. For the year ended November 30, 2004, CDSCs in the amount of $6,781 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2004, the Fund's expenses were reduced by $238 under such arrangement.

6.  Subsequent Event

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and
(ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Oak Ridge Funds, Inc. and
Shareowners of Pioneer Oak Ridge Small Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Small Cap Growth Fund (the "Fund", formerly Oak Ridge Small Cap Equity Fund, one of the two series of portfolios that comprised the Oak Ridge Funds, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2002, were audited by other auditors whose report, dated January 7, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Small Cap Growth Fund at November 30, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 7, 2005

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 73 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                                                                                                                  Other
                          Positions Held          Term of Office and     Principal Occupation                     Directorships Held
Name and Age              With the Fund           Length of Service      During Past Five Years                   by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,  Since February, 2004.  Deputy Chairman and a Director of        Director of Harbor
                          Trustee and President   Serves until           Pioneer Global Asset Management S.p.A.   Global Company,
                                                  retirement or          ("PGAM"); Non-Executive Chairman and a   Ltd.
                                                  removal                Director of Pioneer Investment
                                                                         Management USA Inc. ("PIM-USA");
                                                                         Chairman and a Director of Pioneer;
                                                                         Director of Pioneer Alternative
                                                                         Investment Management Limited (Dublin);
                                                                         President and a Director of Pioneer
                                                                         Alternative Investment Management
                                                                         (Bermuda) Limited and affiliated funds;
                                                                         President and Director of Pioneer Funds
                                                                         Distributor, Inc. ("PFD"); President of
                                                                         all of the Pioneer Funds; and Of Counsel
                                                                         (since 2000, partner prior to 2000),
                                                                         Wilmer Cutler Pickering Hale and Dorr
                                                                         LLP (counsel to PIM-USA and the Pioneer
                                                                         Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**     Trustee and             Since February, 2004.  President and Chief Executive Officer,   None
                          Executive Vice          Serves until           PIM-USA since May 2003 (Director since
                          President               retirement or          January 2001); President and Director of
                                                  removal                Pioneer since May 2003; Chairman and
                                                                         Director of Pioneer Investment
                                                                         Management Shareholder Services, Inc.
                                                                         ("PIMSS") since May 2003; Executive Vice
                                                                         President of all of the Pioneer Funds
                                                                         since June 2003; Executive Vice
                                                                         President and Chief Operating Officer of
                                                                         PIM-USA, November 2000 to May 2003;
                                                                         Executive Vice President, Chief
                                                                         Financial Officer and Treasurer, John
                                                                         Hancock Advisers, L.L.C., Boston, MA,
                                                                         November 1999 to November 2000; Senior
                                                                         Vice President and Chief Financial
                                                                         Officer, John Hancock Advisers, L.L.C.,
                                                                         April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                                                                                                  Other
                                Positions Held   Term of Office and     Principal Occupation                      Directorships Held
Name, Age and Address           With the Fund    Length of Service      During Past Five Years                    by this Trustee
Mary K. Bush (56)               Trustee          Since February, 2004.  President, Bush International             Director of Brady
3509 Woodbine Street,                            Serves until           (international financial advisory firm)   Corporation
Chevy Chase, MD 20815                            retirement or                                                    (industrial
                                                 removal                                                          identification and
                                                                                                                  specialty coated
                                                                                                                  material products
                                                                                                                  manufacturer),
                                                                                                                  Millennium
                                                                                                                  Chemicals, Inc.
                                                                                                                  (commodity
                                                                                                                  chemicals),
                                                                                                                  Mortgage Guaranty
                                                                                                                  Insurance
                                                                                                                  Corporation, and
                                                                                                                  R.J. Reynolds
                                                                                                                  Tobacco Holdings,
                                                                                                                  Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (78)    Trustee          Since February, 2004.  Alexander Graham Bell Professor of        None
Boston University Healthcare                     Serves until           Health Care Entrepreneurship, Boston
Entrepreneurship Program,                        retirement or          University; Professor of Management,
53 Bay State Road,                               removal                Boston University School of Management;
Boston, MA 02215                                                        Professor of Public Health, Boston
                                                                        University School of Public Health;
                                                                        Professor of Surgery, Boston University
                                                                        School of Medicine; and University
                                                                        Professor, Boston University
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)       Trustee          Since February, 2004.  Founding Director, The Winthrop Group,    None
1001 Sherbrooke Street West,                     Serves until           Inc. (consulting firm); Professor of
Montreal, Quebec, Canada                         retirement or          Management, Faculty of Management,
H3A 1G5                                          removal                McGill University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee          Since February, 2004.  President and Chief Executive Officer,   Direct of New
One Boston Place, 28th Floor,                    Serves until           Newbury, Piret & Company, Inc.           America High
Boston, MA 02108                                 retirement or          (investment banking firm)                Income Fund, Inc.
                                                 removal                                                         (closed-end
                                                                                                                 investment company)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------------------------------------------------------

                                                                                                                  Other
                                Positions Held   Term of Office and     Principal Occupation                      Directorships Held
Name, Age and Address           With the Fund    Length of Service      During Past Five Years                    by this Trustee
Stephen K. West (76)            Trustee          Since February, 2004.  Senior Counsel, Sullivan & Cromwell       Director, The
125 Broad Street,                                Serves until           (law firm)                                Swiss Helvetia
New York, NY 10004                               retirement or                                                    Fund, Inc.
                                                 removal                                                          (closed-end
                                                                                                                  investment
                                                                                                                  company) and
                                                                                                                  AMVESCAP PLC
                                                                                                                  (investment
                                                                                                                  managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee          Since February, 2004.  President, John Winthrop & Co., Inc.      None
One North Adgers Wharf,                          Serves until           (private investment firm)
Charleston, SC 29401                             retirement or
                                                 removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                                                                                                                  Other
                             Positions Held                             Principal Occupation                      Directorships Held
Name and Age                 With the Fund         Term of Office       During Past Five Years                    by this Officer
Dorothy E. Bourassa (57)     Secretary             Serves at the        Secretary of PIM-USA; Senior Vice         None
                                                   discretion of the    President-Legal of Pioneer; and
                                                   Board.               Secretary/Clerk of most of PIM-USA's
                                                                        subsidiaries since October 2000;
                                                                        Secretary of all of the Pioneer Funds
                                                                        since September 2003 (Assistant
                                                                        Secretary from November 2000 to
                                                                        September 2003); and Senior Counsel,
                                                                        Assistant Vice President and Director of
                                                                        Compliance of PIM-USA from April 1998
                                                                        through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Serves at the        Assistant Vice President and Senior      None
                                                   discretion of the    Counsel of Pioneer since July 2002; Vice
                                                   Board.               President and Senior Counsel of BISYS
                                                                        Fund Services, Inc. (April 2001 to June
                                                                        2002); Senior Vice President and Deputy
                                                                        General Counsel of Funds Distributor,
                                                                        Inc. (July 2000 to April 2001); Vice
                                                                        President and Associate General Counsel
                                                                        from July 1996 to July 2000; Assistant
                                                                        Secretary of all of the Pioneer Funds
                                                                        since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Serves at the        Partner, William Cutler Pickering Hale   None
                                                   discretion of the    and Dorr LLP; Assistant Secretary of all
                                                   Board.               of Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Serves at the        Vice President-Fund Accounting,          None
                                                   discretion of Board. Administration and Custody Services of
                                                                        Pioneer (Manager from September 1996 to
                                                                        February 1999); and Treasurer of all of
                                                                        the Pioneer Funds (Assistant Treasurer
                                                                        from June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                                                                                                                  Other
                             Positions Held                             Principal Occupation                      Directorships Held
Name and Age                 With the Fund         Term of Office       During Past Five Years                    by this Officer
Mark E. Bradley (45)          Assistant Treasurer   Serves at the       Deputy Treasurer of Pioneer since 2004;   None
                                                    discretion of the   Treasurer and Senior Vice President, CDC
                                                    Board               IXIS Asset Management Services from 2002
                                                                        to 2003; Assistant Treasurer and Vice
                                                                        President, MFS Investment Management
                                                                        from 1997 to 2002; and Assistant
                                                                        Treasurer of all of the Pioneer Funds
                                                                        since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)         Assistant Treasurer   Serves at the       Assistant Vice President-Fund             None
                                                    discretion of the   Accounting, Administration and Custody
                                                    Board.              Services of Pioneer (Fund Accounting
                                                                        Manager from 1994 to 1999); and
                                                                        Assistant Treasurer of all of the
                                                                        Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)            Assistant Treasurer   Serves at the       Fund Accounting Manager-Fund Accounting,  None
                                                    discretion of the   Administration and Custody Services of
                                                    Board.              Pioneer; and Assistant Treasurer of all
                                                                        of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Serves at the       Fund Administration Manager-Fund          None
                                                    discretion of the   Accounting, Administration and Custody
                                                    Board.              Services since June 2003; Assistant Vice
                                                                        President-Mutual Fund Operations of
                                                                        State Street Corporation from June 2002
                                                                        to June 2003 (formerly Deutsche Bank
                                                                        Asset Management); Pioneer Fund
                                                                        Accounting, Administration and Custody
                                                                        Services (Fund Accounting Services
                                                                        Manager from August 1999 to May 2002,
                                                                        Fund Accounting Supervisor from 1997 to
                                                                        July 1999); Assistant Treasurer of all
                                                                        of the Pioneer Funds since September
                                                                        2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                                                                                                               Other
                      Positions Held                                 Principal Occupation                      Directorships Held
Name and Age          With the Fund             Term of Office       During Past Five Years                    by this Officer
Martin J. Wolin (37)  Chief Compliance Officer  Serves at the        Chief Compliance Officer of Pioneer       None
                                                discretion of the    (Director of Compliance and Senior
                                                Board                Counsel from November 2000 to September
                                                                     2004); Vice President and Associate
                                                                     General Counsel of UAM Fund Services,
                                                                     Inc. (mutual fund administration
                                                                     company) from February 1998 to November
                                                                     2000; and Chief Compliance Officer of
                                                                     all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     Pioneer
                                     -------
                                   OAK RIDGE
                                LARGE CAP GROWTH
                                      FUND

                                     Annual
                                     Report

                                    11/30/04

                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                                        1
 Portfolio Summary                                                            2
 Performance Update                                                           3
 Comparing Ongoing Fund Expenses                                              8
 Portfolio Management Discussion                                             10
 Schedule of Investments                                                     14
 Financial Statements                                                        18
 Notes to Financial Statements                                               27
 Report of Independent Registered Public Accounting Firm                     33
 Trustees, Officers and Service Providers                                    34
 The Pioneer Family of Mutual Funds                                          41
 Programs and Services for Pioneer Shareowners                               42

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices, sub-par job creation figures and rising interest rates held back the nation's equity markets for much of the fall. With oil prices hovering around $50 per barrel, consumers faced with high-priced gasoline and hefty heating bills responded by restraining spending. But consumer outlays, which represent the bulk of U.S. economic activity, rebounded in October, and markets rallied once the presidential election was settled. U.S. economic growth in the third quarter was respectable, but below results seen early in the year, as high energy costs acted as an added tax on businesses and households.
Meanwhile, the war in Iraq and the specter of terrorism remained on investors' minds. In addition, the weak dollar and the large federal budget deficit were the focus of concern. Overseas, markets have been relatively stable after stumbling early in 2004.

Despite four interest rate hikes by the Federal Reserve Board, returns on corporate bonds, including high-yield sectors, were strong. Longer-term Treasury securities also delivered solid returns. A moderating recovery and an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Lower inflation would also mean better real returns for bond holders. On the other hand, continued strong economic growth could trigger further hikes.

Pioneer believes that the economy will expand slowly in 2005. After years of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they do not seem to be a barrier for companies needing to borrow. Equity valuations now appear somewhat better aligned with earnings prospects than they were a year ago, when prices ran ahead of profit expectations. Therefore, even moderate expansion in corporate profits may drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term portfolio strategy means choosing an appropriate mix of investments, then making adjustments as your goals change. The Pioneer Ibbotson Asset Allocation Series offers three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically as rates of return on stocks, bonds and other investments vary. Ibbotson's goal is to manage risk while keeping your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert Hood

Osbert Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


U.S. Common Stocks                            88.1%
Depositary Receipts/International Stocks       6.0%
Temporary Cash Investment                      5.9%


 Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

   [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                        22.5%
Health Care                                   17.9%
Industrials                                   16.9%
Consumer Discretionary                        15.0%
Financials                                    13.9%
Energy                                         8.8%
Consumer Staples                               5.0%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  eBAY, Inc.           3.86%     6.  Dell, Inc.               3.17%
  2.  XTO Energy, Inc.     3.76      7.  General Electric Co.     3.15
  3.  Qualcomm, Inc.       3.35      8.  Staples, Inc.            3.06
  4.  Danaher Corp.        3.35      9.  Popular, Inc.            2.93
  5.  FedEx Corp.          3.17     10.  Apache Corp.             2.92

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     11/30/03
                          $12.51       $11.18

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer
                  Oak Ridge
                  Large Cap            Russell 1000
                 Growth Fund           Growth Index
                 -----------           ------------
3/99                $9,425               $10,000
                     9,460                11,340
11/00               10,555                10,029
                     9,430                 7,744
11/02                8,161                 5,987
                     9,025                 6,990
11/04               10,099                 7,397

Average Annual Total Returns
(As of November 30, 2004)
                   Net Asset             Public Offering
Period               Value                 Price (POP)
 Life-of-Class
 (3/1/99)            1.79%                   0.75%
 5 Years             1.31                    0.12
 1 Year             11.90                    5.48

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective 2/17/04, the maximum sales charge for Class A shares is 5.75%. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     2/17/04
                          $12.44       $11.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer
                  Oak Ridge
                  Large Cap            Russell 1000
                 Growth Fund           Growth Index
                 -----------           ------------
3/99               $10,000                $10,000
                     9,990                 11,340
11/00               11,062                 10,029
                     9,809                  7,744
11/02                8,425                  5,987
                     9,248                  6,990
11/04               10,273                  7,397

Average Annual Total Returns
(As of November 30, 2004)
                       If                     If
Period                Held                  Redeemed
 Life-of-Class
 (3/1/99)             1.04%                  0.87%
 5 Years              0.56                   0.37
 1 Year              11.09                   7.09

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     2/17/04
                          $12.45       $11.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer
                  Oak Ridge
                  Large Cap            Russell 1000
                 Growth Fund           Growth Index
                 -----------           ------------
3/99               $10,000                $10,000
                     9,990                 11,340
11/00               11,062                 10,029
                     9,809                  7,744
11/02                8,425                  5,987
                     9,248                  6,990
11/04               10,281                  7,397

Average Annual Total Returns
(As of November 30, 2004)
                       If                     If
Period                Held                 Redeemed
 Life-of-Class
 (3/1/99)             1.05%                  1.05%
 5 Years              0.58                   0.58
 1 Year              11.18                  11.18

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     2/17/04
                          $12.32       $11.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer
                  Oak Ridge
                  Large Cap            Russell 1000
                 Growth Fund           Growth Index
                 -----------           ------------
3/31/99            $10,000                $10,000
                   $10,007                $11,340
11/00              $11,108                $10,029
                    $9,875                 $7,744
11/02               $8,503                 $5,987
                    $9,357                 $6,990
11/04              $10,300                 $7,397

Average Annual Total Returns
(As of November 30, 2004)
                       If                     If
Period                Held                 Redeemed
 Life-of-Class
 (3/1/99)             1.08%                  1.08%
 5 Years              0.58                   0.58
 1 Year              10.08                  10.08

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04     8/11/04
                          $12.53       $11.33

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(8/11/04 - 11/30/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

   [THE FOLLOWING WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer
                  Oak Ridge
                  Large Cap            Russell 1000
                 Growth Fund           Growth Index
                 -----------           ------------

8/04               $10,000                $10,000
11/04              $10,783                $10,605

Average Annual Total Returns
(As of November 30, 2004)
                       If                     If
Period                Held                 Redeemed
 Life-of-Class
 (8/10/04)            1.82%                  1.82%
 5 Years              1.35                   1.35
 1 Year              12.07                  12.07

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 3/1/99 to 8/10/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund


Based on actual returns from June 1, 2004 through November 30, 2004.

Share Class                A            B            C            R            Y
-------------------- ------------ ------------ ------------ ------------ ------------
 Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 6/1/04**
 Ending Account       $1,044.23    $  981.29    $  982.87    $  979.54    $1,032.41
 Value On 11/30/04
 Expenses Paid        $    7.20    $   18.03    $   17.04    $    4.05    $    3.39
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 1.41%, 3.64%, 3.44%, 0.82% and 1.09% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) (112/366 for Class Y shares).

**   8/11/04 for Class Y shares.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
Hypothetical Example for Comparison Purposes
--------------------------------------------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2004 through November 30, 2004.

Share Class               A            B            C            R            Y
------------------- ------------ ------------ ------------ ------------ ------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 6/1/04
Ending Account       $1,017.15    $1,012.35    $1,013.05    $1,016.10    $1,011.97
Value On 11/30/04
Expenses Paid        $    7.10    $   18.31    $   17.30    $    4.12    $    3.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, 3.64%, 3.44%, 0.82% and 1.09% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) (112/366 for Class Y shares).

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance for the twelve months ended November 30, 2004.

Q:  How did the U.S. stock market perform during the Fund's fiscal year?

A: Stocks performed very well during the past year, as continued global growth, favorable earnings results and improving corporate balance sheets combined to form a solid foundation for the market. While stocks provided a reasonable return, their upward path was very choppy due to weakness in the second and third quarters. During this time, the market was pressured by a litany of concerns that included geopolitical tensions, soaring oil prices and rising U.S. interest rates. Investors, therefore, began to rotate into higher-quality stocks with solid fundamentals, and away from the riskier stocks that had been top performers during 2003 and the first quarter of this year. This shift was a positive for the Fund, given our focus on higher quality, fundamentally sound companies.

Q:  How did Pioneer Oak Ridge Large Cap Growth Fund perform?

A: Class A shares of the Fund produced a total return of 11.90% at net asset value for the twelve-month period ended November 30, 2004, outpacing the 5.83% return of the Russell 1000 Growth Index. The Fund's Class A shares finished in the top 7% of the 647 funds in the Lipper Large Cap Growth Funds peer group for the one-year period.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    We are pleased that the Fund has performed well both on an absolute basis and relative to its benchmark and peer group. While past performance is no guarantee of future results, of course, we believe the Fund's strong showing is the result of our disciplined investment style. Like all growth managers, we look for companies with accelerating earnings. However, we also require that two other important factors be in place. First, our research

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    must indicate to us that an issue's earnings growth is sustainable. And second, the stocks we purchase must be reasonably valued in our view, since even fast-growing stocks can be very risky if they are purchased at too rich of a price. We believe this approach is the best way to find companies that are poised to perform well over a three- to five-year time horizon.

Q: How is the Fund positioned in the two largest industry sectors in the Russell 1000 Growth Index: technology and health care?

A: We added significant relative value through our approach to the technology sector, which underperformed the general market due to the prospect of slowing sales growth in 2005. In this environment, our relatively conservative positioning - i.e., our focus on reasonably valued, blue chip companies within the sector - paid off. In addition, performance was helped by the fact that technology is the Fund's largest sector underweight (a weighting below that of the benchmark). Two of the Fund's top performers in technology were Qualcomm, whose business model of earning royalties for its wireless communications technology has enabled the stock to perform well amid broader tech weakness; and Dell Computer, which continues to gain market share from its competitors. The portfolio also was helped by being underweight in the more cyclical areas within technology, such as semiconductors. In particular, our decision to avoid Intel - which underperformed by a wide margin during the period - proved to be a distinct positive for performance.

    Turning to health care, we added significant value through our decision to avoid the large-cap pharmaceuticals sector. Although these stocks are now as inexpensive as they were following President Clinton's attempt at sweeping health care reform in 1993, we believe there are not enough new drugs in the pipeline to make up for the lost revenues from drugs that are coming off patent protection. We looked instead for opportunities among service providers and equipment companies, such as Zimmer Holdings - a leading manufacturer of orthopedic products. Zimmer declined in the third quarter on weaker than expected earnings, prompting us to trim the position, but the stock was a strong contributor for the full year. On the negative side, the generic drug

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04                             (continued)
--------------------------------------------------------------------------------

    maker Teva Pharmaceuticals was one of the Fund's leading detractors. We continue to hold the stock, however, as we remain confident in its longer term prospects.

Q:  What other elements of the Fund's positioning affected performance?

A: Energy stocks performed very well during the period, as the rising prices of oil and gas boosted profits for companies in the sector. The Fund was helped by both an overweight position and strong stock selection within the group. We received strong performance from XTO Energy, which has demonstrated the ability to manage its business effectively even during difficult times. Apache, an exploration and production company that reported record production and 57% earnings growth during the third quarter, also performed very well for the Fund.

    In the consumer discretionary area, the online auction company eBay provided stellar performance. eBay has emerged as a true "category killer," meaning that there is no other company that has come close to being able to establish a stronghold in its market space. While the company's fundamentals remain strong, we have begun to trim the position on the basis of its valuation. Specialty retailers such as Staples and Best Buy also contributed positively to performance. A key detractor within the consumer discretionary group was IAC/InteractiveCorp, which integrates a variety of online businesses. While we believed this would allow the company to benefit from increased online activity, the stock fell following the release of disappointing second quarter results.

    In the financial sector, we have gradually reduced the presence of companies that are sensitive to interest rate movements - such as traditional banks - given that the Federal Reserve is likely to continue raising rates. At the same time, we have maintained the Fund's positions in stocks with more diversified business lines that have the potential to benefit from continued strength in the economy, such as Sallie Mae and American Express. A top performer among financials was Popular, which holds a strong market position within Latin America and the fast-growing Hispanic population in the United States.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What is your outlook for the stock market?

A: There are a number of factors that continue to work in the market's favor, including steady worldwide growth, the improvement in corporate balance sheets and companies' growing focus on dividends and share buybacks. However, the risks to market performance, which include rising interest rates and the potential for geopolitical disruptions, remain firmly in place. As a result, we think the post-bubble rally in lower-quality, higher-risk companies has likely run its course, and this should translate into a continued investor preference for higher quality companies with strong fundamentals. In this environment, we believe we can continue to add value through our disciplined, selective approach to investing.

    The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04
--------------------------------------------------------------------------------

  Shares                                                                  Value
             COMMON STOCKS - 94.7%
             Energy - 8.3%
             Oil & Gas Drilling - 2.0%
  34,615     BJ Services Co.                                        $ 1,753,942
                                                                    -----------
             Oil & Gas Exploration & Production - 6.3%
  44,765     Apache Corp.                                           $ 2,419,996
  85,635     XTO Energy, Inc.                                         3,112,832
                                                                    -----------
                                                                    $ 5,532,828
                                                                    -----------
             Total Energy                                           $ 7,286,770
                                                                    -----------
             Capital Goods - 13.0%
             Aerospace & Defense - 2.3%
  26,780     L-3 Communications Holdings, Inc.                      $ 1,992,968
                                                                    -----------
             Electrical Component & Equipment - 3.0%
  73,915     General Electric Co.                                   $ 2,613,634
                                                                    -----------
             Industrial Conglomerates - 5.7%
  48,805     Danaher Corp.                                          $ 2,776,028
  64,815     Tyco International, Ltd.                                 2,201,766
                                                                    -----------
                                                                    $ 4,977,794
                                                                    -----------
             Industrial Machinery - 2.0%
  23,730     Ingersoll-Rand Co.                                     $ 1,765,987
                                                                    -----------
             Total Capital Goods                                    $11,350,383
                                                                    -----------
             Transportation - 3.0%
             Air Freight & Couriers - 3.0%
  27,680     FedEx Corp.                                            $ 2,630,430
                                                                    -----------
             Total Transportation                                   $ 2,630,430
                                                                    -----------
             Hotels, Restaurants & Leisure - 1.7%
             Casinos & Gaming - 1.7%
  43,260     International Game Technology                          $ 1,529,241
                                                                    -----------
             Total Hotels, Restaurants & Leisure                    $ 1,529,241
                                                                    -----------
             Media - 2.0%
             Broadcasting & Cable TV - 2.0%
  57,030     Univision Communications, Inc.*                        $ 1,716,603
                                                                    -----------
             Total Media                                            $ 1,716,603
                                                                    -----------
             Retailing - 10.5%
             Computer & Electronics Retail - 1.9%
  29,810     Best Buy Co., Inc.                                     $ 1,680,688
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                  Value
             Home Improvement Retail - 2.1%
  32,870     Lowe's Companies, Inc.                                 $ 1,818,697
                                                                    -----------
             Internet Retail - 3.6%
  28,420     eBAY, Inc.*                                            $ 3,195,829
                                                                    -----------
             Specialty Stores - 2.9%
  79,365     Staples, Inc.                                          $ 2,532,537
                                                                    -----------
             Total Retailing                                        $ 9,227,751
                                                                    -----------
             Food & Drug Retailing - 2.2%
             Hypermarkets & Supercenters - 2.2%
  37,190     Wal-Mart Stores, Inc.                                  $ 1,936,111
                                                                    -----------
             Total Food & Drug Retailing                            $ 1,936,111
                                                                    -----------
             Household & Personal Products - 2.5%
             Household Products - 2.5%
  41,065     Procter & Gamble Co.                                   $ 2,196,156
                                                                    -----------
             Total Household & Personal Products                    $ 2,196,156
                                                                    -----------
             Health Care Equipment & Services - 10.4%
             Health Care Distributors - 1.6%
  51,680     Teva Pharmaceutical Industries, Ltd. (A.D.R.)          $ 1,409,830
                                                                    -----------
             Health Care Equipment - 2.3%
  24,920     Zimmer Holdings, Inc.*                                 $ 2,033,472
                                                                    -----------
             Health Care Services - 4.4%
  55,995     Caremark Rx, Inc.*                                     $ 2,002,381
  19,295     Quest Diagnostics, Inc.                                  1,808,906
                                                                    -----------
                                                                    $ 3,811,287
                                                                    -----------
             Health Care Supplies - 2.1%
  24,470     Alcon, Inc.*                                           $ 1,823,504
                                                                    -----------
             Total Health Care Equipment & Services                 $ 9,078,093
                                                                    -----------
             Pharmaceuticals & Biotechnology - 6.6%
             Biotechnology - 4.6%
  29,405     Amgen, Inc.*                                           $ 1,765,476
  46,155     Genentech, Inc.*                                         2,226,979
                                                                    -----------
                                                                    $ 3,992,455
                                                                    -----------
             Pharmaceuticals - 2.0%
  63,835     Pfizer, Inc.                                           $ 1,772,698
                                                                    -----------
             Total Pharmaceuticals & Biotechnology                  $ 5,765,153
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                  (continued)
--------------------------------------------------------------------------------

  Shares                                                                  Value
             Banks - 5.3%
             Diversified Banks - 5.3%
  91,515     Popular, Inc.                                          $ 2,425,148
  73,460     U.S. Bancorp                                             2,176,620
                                                                    -----------
                                                                    $ 4,601,768
                                                                    -----------
             Total Banks                                            $ 4,601,768
                                                                    -----------
             Diversified Financials - 6.4%
             Consumer Finance - 4.9%
  33,385     American Express Co.                                   $ 1,859,878
  46,425     SLM Corp.                                                2,375,567
                                                                    -----------
                                                                    $ 4,235,445
                                                                    -----------
             Diversified Financial Services - 1.5%
  29,890     Citigroup, Inc.                                        $ 1,337,578
                                                                    -----------
             Total Diversified Financials                           $ 5,573,023
                                                                    -----------
             Insurance - 1.5%
             Life & Health Insurance - 1.5%
  35,145     Aflac, Inc.                                            $ 1,322,155
                                                                    -----------
             Total Insurance                                        $ 1,322,155
                                                                    -----------
             Software & Services - 6.9%
             Application Software - 2.8%
  90,165     Microsoft Corp.                                        $ 2,417,324
                                                                    -----------
             Data Processing & Outsourced Services - 4.1%
  30,890     Affiliated Computer Services, Inc.*                    $ 1,828,070
  42,765     First Data Corp.                                         1,757,214
                                                                    -----------
                                                                    $ 3,585,284
                                                                    -----------
             Total Software & Services                              $ 6,002,608
                                                                    -----------
             Technology Hardware & Equipment - 10.2%
             Communications Equipment - 3.2%
  66,700     Qualcomm, Inc.                                         $ 2,776,054
                                                                    -----------
             Computer Hardware - 4.7%
  64,745     Dell, Inc.*                                            $ 2,623,467
  15,930     IBM Corp.                                                1,501,243
                                                                    -----------
                                                                    $ 4,124,710
                                                                    -----------
             Technology Distributors - 2.3%
  36,520     Fisher Scientific International, Inc.*                 $ 2,064,841
                                                                    -----------
             Total Technology Hardware & Equipment                  $ 8,965,605
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                                   Value
                    Semiconductors - 4.2%
        62,435      Marvell Technology Group, Ltd.*                      $ 2,001,667
        68,905      Texas Instruments, Inc.                                1,666,123
                                                                         -----------
                                                                         $ 3,667,790
                                                                         -----------
                    Total Semiconductors                                 $ 3,667,790
                                                                         -----------
                    TOTAL COMMON STOCKS
                    (Cost $77,274,268)                                   $82,849,640
                                                                         -----------
   Principal
     Amount
                    TEMPORARY CASH INVESTMENT - 5.9%
                    Repurchase Agreement - 5.9%
    $5,200,000      UBS Warburg, Inc., 1.87%, dated 11/30/04,
                    repurchase price of $5,200,000 plus accrued
                    interest on 12/1/04 collateralized by $5,347,000
                    U.S. Treasury Bill, 2.26%, 4/7/05                    $ 5,200,000
                                                                         -----------
                    TOTAL TEMPORARY CASH INVESTMENT
                    (Cost $5,200,000)                                    $ 5,200,000
                                                                         -----------
                    TOTAL INVESTMENTS IN SECURITIES - 100.6%
                    (Cost $82,474,268)(a)                                $88,049,640
                                                                         -----------
                    OTHER ASSETS AND LIABILITIES - (0.6)%                $  (555,666)
                                                                         -----------
                    TOTAL NET ASSETS - 100.0%                            $87,493,974
                                                                         ===========

   *     Non-Income producing security

(A.D.R.) American Depositary Receipt

     (a) At November 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $82,497,644 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                 $ 6,205,456
         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                    (653,460)
                                                                         -----------
         Net unrealized gain                                             $ 5,551,996
                                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2004 aggregated $76,791,040 and $6,769,666, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $82,474,268)            $88,049,640
  Cash                                                        21,654
  Receivables -
     Fund shares sold                                        968,283
     Dividends and interest                                  268,430
  Other                                                       34,713
                                                         -----------
       Total assets                                      $89,342,720
                                                         -----------
LIABILITIES:
  Payables -
     Investment securities purchased                     $ 1,674,025
     Fund shares repurchased                                  62,600
  Due to affiliates                                           74,935
  Accrued expenses                                            37,186
                                                         -----------
       Total liabilities                                 $ 1,848,746
                                                         -----------
NET ASSETS:
  Paid-in capital                                        $81,601,595
  Undistributed net investment income                         38,503
  Accumulated net realized gain on investments               278,504
  Net unrealized gain on investments                       5,575,372
                                                         -----------
       Total net assets                                  $87,493,974
                                                         ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $37,193,367/2,972,057 shares)        $     12.51
                                                         ============
  Class B (based on $4,161,423/334,463 shares)           $     12.44
                                                         ============
  Class C (based on $14,600,821/1,172,696 shares)        $     12.45
                                                         ============
  Class R (based on $153,178/12,436 shares)              $     12.32
                                                         ============
  Class Y (based on $31,385,185/2,505,573 shares)        $     12.53
                                                         ============
MAXIMUM OFFERING PRICE:
  Class A ($12.51 [divided by] 94.25%)                   $     13.27
                                                         ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,398)         $404,956
  Interest                                                      28,926
                                                              --------
       Total investment income                                               $  433,882
                                                                             ----------
EXPENSES:
  Management fees                                             $175,036
  Transfer agent fees and expenses
     Class A                                                    45,261
     Class B                                                     4,052
     Class C                                                     6,890
     Class R                                                        56
     Class Y                                                       149
  Distribution fees
     Class A                                                    41,194
     Class B                                                    11,744
     Class C                                                    33,725
     Class R                                                       290
  Administrative reimbursements                                 31,037
  Custodian fees                                                24,695
  Registration fees                                            100,324
  Professional fees                                             48,796
  Printing expense                                              22,548
  Fees and expenses of nonaffiliated trustees                    5,212
  Miscellaneous                                                  3,173
                                                              --------
       Total expenses                                                        $  554,182
                                                                             ----------
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                      (158,560)
       Less fees paid indirectly                                                   (243)
                                                                             ----------
       Net expenses                                                          $  395,379
                                                                             ----------
         Net investment income                                               $   38,503
                                                                             ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $  458,972
                                                                             ----------
  Change in net unrealized gain on investments                               $4,058,786
                                                                             ----------
  Net gain on investments                                                    $4,517,758
                                                                             ----------
     Net increase in net assets resulting from operations                    $4,556,261
                                                                             ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 11/30/04 and 11/30/03

                                                              Year Ended       Year Ended
                                                               11/30/04         11/30/03
FROM OPERATIONS:
Net investment income (loss)                               $    38,503        $  (85,952)
Net realized gain (loss) on investments                        458,972          (120,454)
Change in net unrealized gain on investments                 4,058,786         1,041,244
                                                           ------------       ----------
  Net increase in net assets resulting from operations     $ 4,556,261        $  834,838
                                                           ------------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.62 per share, respectively)        $         -        $ (461,097)
                                                           ------------       ----------
     Total distributions to shareowners                    $         -        $ (461,097)
                                                           ------------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $78,209,845        $  517,441
Reinvestment of distributions                                        -           444,494
Cost of shares repurchased                                  (3,912,204)         (764,600)
                                                           ------------       ----------
  Net increase in net assets resulting from Fund
     share transactions                                    $74,297,641        $  197,335
                                                           ------------       ----------
  Net increase in net assets                               $78,853,902        $  571,076
NET ASSETS:
Beginning of year                                            8,640,072         8,068,996
                                                           ------------       ----------
End of year (including undistributed net investment
  income of $38,503 and $0, respectively)                  $87,493,974        $8,640,072
                                                           ============       ==========

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------
For the Years Ended 11/30/04 and 11/30/03, respectively

                                     '04 Shares        '04 Amount      '03 Shares      '03 Amount
CLASS A
Shares sold                          2,438,104       $28,924,606          52,663     $517,441
Reinvestment of distributions               -                  -          45,449      444,494
Less shares repurchased               (239,133)       (2,828,936)        (76,181)    (764,600)
                                     ----------      ------------        -------     --------
  Net increase                       2,198,971       $26,095,670          21,931     $197,335
                                     ----------      ------------        -------     --------
CLASS B*
Shares sold                            352,602       $ 4,199,647
Less shares repurchased                (18,139)         (214,920)
                                     ----------      ------------
  Net increase                         334,463       $ 3,984,727
                                     ----------      ------------
CLASS C*
Shares sold                          1,187,476       $14,209,299
Less shares repurchased                (14,780)         (175,679)
                                     ----------      ------------
  Net increase                       1,172,696       $14,033,620
                                     ----------      ------------
CLASS R*
Shares sold                             12,445       $   145,876
Less shares repurchased                     (9)             (117)
                                     -----------     ------------
  Net increase                          12,436       $   145,759
                                     ----------      ------------
CLASS Y**
Shares sold                          2,563,682       $30,730,417
Less shares repurchased                (58,109)         (692,552)
                                     ----------      ------------
  Net increase                       2,505,573       $30,037,865
                                     ==========      ============

 * Class B, Class C and Class R shares were first publicly offered on February 17, 2004.
** Class Y shares were first publicly offered on August 11, 2004

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                        11/30/04     11/30/03     11/30/02     11/30/01     11/30/00
Net asset value, beginning of period                           $ 11.18      $ 10.74      $  12.41     $  13.89     $ 12.45
                                                               -------      -------      --------     --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                           $ (0.01)     $ (0.11)     $  (0.10)    $  (0.07)    $ (0.09)
 Net realized and unrealized gain (loss) on investments           1.34         1.17         (1.57)       (1.41)       1.53
                                                               -------      -------      --------     --------     -------
   Net increase (decrease) from investment operations          $  1.33      $  1.06      $  (1.67)    $  (1.48)    $  1.44
Distributions to shareowners:
 Net realized gain                                                   -        (0.62)            -            -           -
                                                               -------      -------      --------     --------     -------
Net increase (decrease) in net asset value                     $  1.33      $  0.44      $  (1.67)    $  (1.48)    $  1.44
                                                               -------      -------      --------     --------     -------
Net asset value, end of period                                 $ 12.51      $ 11.18      $  10.74     $  12.41     $ 13.89
                                                               =======      =======      ========     ========     =======
Total return*                                                    11.90%       10.63%       (13.46)%     (10.66)%     11.57%
Ratio of net expenses to average net assets+                      1.57%        2.00%         2.00%        2.00%       2.00%
Ratio of net investment loss to average net assets+              (0.11)%      (1.06)%       (1.00)%      (0.60)%     (0.68)%
Portfolio turnover rate                                             29%          53%           26%          19%         25%
Net assets, end of period (in thousands)                       $37,193      $ 8,640      $  8,069     $  2,733     $ 2,530
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.42%        2.77%         3.21%        5.24%       4.72%
 Net investment loss                                             (0.97)%      (1.83)%       (2.21)%      (3.84)%     (3.40)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.57%        2.00%         2.00%        2.00%       2.00%
 Net investment loss                                             (0.11)%      (1.06)%       (1.00)%      (0.60)%     (0.68)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   2/17/04 (a)
                                                                       to
CLASS B                                                             11/30/04
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase from investment operations:
  Net investment loss                                              $  (0.02)
  Net realized and unrealized gain on investments                      0.60
                                                                   --------
     Net increase from investment operations                       $   0.58
                                                                   --------
Net increase in net asset value                                    $   0.58
                                                                   --------
Net asset value, end of period                                     $  12.44
                                                                   ========
Total return*                                                          4.89%
Ratio of net expenses to average net assets+                           2.53%**
Ratio of net investment loss to average net assets+                   (0.72)%**
Portfolio turnover rate                                                  29%
Net assets, end of period (in thousands)                           $  4,161
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         2.94%**
  Net investment loss                                                 (1.13)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.52%**
  Net investment loss                                                 (0.72)%**

(a) Class B shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

                                                                   2/17/04 (a)
                                                                       to
CLASS C                                                             11/30/04
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.01)
  Net realized and unrealized gain on investments                      0.60
                                                                   --------
     Net increase from investment operations                       $   0.59
                                                                   --------
Net increase in net asset value                                    $   0.59
                                                                   --------
Net asset value, end of period                                     $  12.45
                                                                   ========
Total return*                                                          4.97%
Ratio of net expenses to average net assets+                           2.39%**
Ratio of net investment loss to average net assets+                   (0.40)%**
Portfolio turnover rate                                                  29%
Net assets, end of period (in thousands)                           $ 14,601
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         2.71%**
  Net investment loss                                                 (0.72)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.38%**
  Net investment loss                                                 (0.40)%**

(a) Class C shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   2/17/04 (a)
                                                                       to
CLASS R                                                             11/30/04
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.01)
  Net realized and unrealized gain on investments                      0.47
                                                                   --------
     Net increase from investment operations                       $   0.46
                                                                   --------
Net increase in net asset value                                    $   0.46
                                                                   --------
Net asset value, end of period                                     $  12.32
                                                                   ========
Total return*                                                          3.88%
Ratio of net expenses to average net assets+                           1.78%**
Ratio of net investment loss to average net assets+                   (0.15)%**
Portfolio turnover rate                                                  29%
Net assets, end of period (in thousands)                           $    153
Ratios with no waiver of management fees and assumtion of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         2.06%**
  Net investment loss                                                 (0.43)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.78%**
  Net investment loss                                                 (0.15)%**

(a) Class R shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 8/11/04 (a)
                                                                      to
                                                                   11/30/04
CLASS Y
Net asset value, beginning of period                              $ 11.33
                                                                  -------
Increase from investment operations:
  Net investment income                                           $  0.03
  Net realized and unrealized gain on investments                    1.17
                                                                  -------
     Net increase from investment operations                      $  1.20
                                                                  -------
Net increase in net asset value                                   $  1.20
                                                                  -------
Net asset value, end of period                                    $ 12.53
                                                                  =======
Total return*                                                       10.59%
Ratio of net expenses to average net assets+                         1.09%**
Ratio of net investment income to average net assets+                2.97%**
Portfolio turnover rate                                                29%
Net assets, end of period (in thousands)                          $31,385
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       1.19%**
  Net investment income                                              2.87%**
Ratios with no waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.09%**
  Net investment income                                              2.97%**

(a) Class Y shares were first publicly offered on August 11, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10,
2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the fiscal year ended November 30, 2004. The tax character of distributions paid during the year ended November 30, 2003 was as follows:


--------------------------------------------------------------------------------
                                                                         2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                    $      -
   Long-term capital gain                                              461,097
                                                                      --------
    Total                                                             $461,097
                                                                      --------
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:
 -------------------------------------------------------------------------------

                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $   38,503
  Undistributed long-term gain                                         301,880
  Unrealized appreciation                                            5,551,996
                                                                    ----------
    Total                                                           $5,892,379
                                                                    ----------
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    At November 30, 2004, the Fund has reclassified $39 to increase accumulated net realized gain on investments and $39 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $26,744 vin underwriting commissions on the sale of Class A shares during the year ended November 30, 2004.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

Through February 13, 2005 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.50% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2004, $47,847 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,221 in transfer agent fees payable to PIMSS at November 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $21,867 in distribution fees payable to PFD at November 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 13, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class R shares within one year of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2004, CDSCs in the amount of $949 was paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2004, the Fund's expenses were reduced by $243 under such arrangements.

6. Subsequent Event
On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Oak Ridge Funds, Inc. and Shareowners of Pioneer Oak Ridge Large Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Large Cap Growth Fund (the "Fund", formerly Oak Ridge Large Cap Equity Fund, one of the two series of portfolios that comprised the Oak Ridge Funds, Inc.) as of November 30, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended November 30, 2002 were audited by other auditors whose report, dated January 7, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Growth Fund at November 30, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
January 7, 2005

Pioneer Oak Ridge Large Cap Growth Fund
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 73 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation                   Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                 Held by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,  Since February 2004.   Deputy Chairman and a Director         Director of Harbor
                          Trustee and President   Serves until           of Pioneer Global Asset                Global Company, Ltd.
                                                  retirement or          Management S.p.A. ("PGAM");
                                                  removal                Non-Executive Chairman and a
                                                                         Director of Pioneer Investment
                                                                         Management USA Inc. ("PIM-USA");
                                                                         Chairman and a Director of
                                                                         Pioneer; Director of Pioneer
                                                                         Alternative Investment
                                                                         Management Limited (Dublin);
                                                                         President and a Director of
                                                                         Pioneer Alternative Investment
                                                                         Management (Bermuda) Limited and
                                                                         affiliated funds; President and
                                                                         Director of Pioneer Funds
                                                                         Distributor, Inc. ("PFD");
                                                                         President of all of the Pioneer
                                                                         Funds; and Of Counsel (since
                                                                         2000, partner prior to 2000),
                                                                         Wilmer Cutler Pickering Hale and
                                                                         Dorr LLP (counsel to PIM-USA and
                                                                         the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and             Since February 2004.   President and Chief Executive          None
                          Executive Vice          Serves until           Officer, PIM-USA since May 2003
                          President               retirement or          (Director since January 2001);
                                                  removal                President and Director of
                                                                         Pioneer since May 2003; Chairman
                                                                         and Director of Pioneer
                                                                         Investment Management
                                                                         Shareholder Services, Inc.
                                                                         ("PIMSS") since May 2003;
                                                                         Executive Vice President of all
                                                                         of the Pioneer Funds since June
                                                                         2003; Executive Vice President
                                                                         and Chief Operating Officer of
                                                                         PIM-USA, November 2000 to May
                                                                         2003; Executive Vice President,
                                                                         Chief Financial Officer and
                                                                         Treasurer, John Hancock
                                                                         Advisers, L.L.C., Boston, MA,
                                                                         November 1999 to November 2000;
                                                                         Senior Vice President and Chief
                                                                         Financial Officer, John Hancock
                                                                         Advisers, L.L.C., April 1997 to
                                                                         November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation               Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years             Held by this Trustee

Mary K. Bush (56)         Trustee                 Since February 2004    President, Bush International      Director of Brady
3509 Woodbine Street,                             Serves until           (international financial           Corporation (industrial
Chevy Chase, MD 20815                             retirement or          advisory firm)                     identification and
                                                  removal                                                   specialty coated
                                                                                                            material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Richard H. Egdahl,        Trustee                 Since February 2004    Alexander Graham Bell Professor    None
M.D. (78)                                         Serves until           of Health Care Entrepreneurship,
Boston University                                 retirement or          Boston University; Professor of
Healthcare                                        removal                Management, Boston University
Entrepreneurship Program,                                                School of Management; Professor
53 Bay State Road,                                                       of Public Health, Boston
Boston, MA 02215                                                         University School of Public
                                                                         Health; Professor of Surgery,
                                                                         Boston University School of
                                                                         Medicine; and University
                                                                         Professor, Boston University
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (57) Trustee                 Since February 2004    Founding Director, The Winthrop    None
1001 Sherbrooke                                   Serves until           Group, Inc. (consulting firm);
Street West,                                      retirement or          Professor of Management, Faculty
Montreal, Quebec, H3A 1G5                         removal                of Management, McGill University
Canada
------------------------------------------------------------------------------------------------------------------------------------

Marguerite A. Piret (56)  Trustee                 Since February 2004    President and Chief Executive      Director of New America
One Boston Place,                                 Serves until           Officer, Newbury, Piret &          High Income Fund, Inc.
28th Floor,                                       retirement or          Company, Inc. (investment          (closed-end investment
Boston, MA 02108                                  removal                banking firm)                      company)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation               Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years             Held by this Trustee
Stephen K. West (76)      Trustee                 Since February 2004    Senior Counsel,                    Director, The Swiss
125 Broad Street,                                 Serves until           Sullivan & Cromwell (law firm)     Helvetia Fund, Inc.
New York, NY 10004                                retirement or                                             closed-end investment
                                                  removal                                                   company) and
                                                                                                            AMVESCAP PLC
                                                                                                            (investment managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)        Trustee                 Since February 2004    President, John Winthrop & Co.,    None
One North Adgers Wharf,                           Serves until           Inc. (private investment firm)
Charleston, SC 29401                              retirement or
                                                  removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer
Dorothy E. Bourassa (57)  Secretary               Serves at the          Secretary of PIM-USA; Senior          None
                                                  discretion of board.   Vice President-Legal of Pioneer;
                                                                         and Secretary/Clerk of most of
                                                                         PIM-USA's subsidiaries since
                                                                         October 2000; Secretary of all
                                                                         of the Pioneer Funds since
                                                                         September 2003 (Assistant
                                                                         Secretary from November 2000 to
                                                                         September 2003); and Senior
                                                                         Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from April
                                                                         1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley     Assistant Secretary     Serves at the          Assistant Vice President and          None
(40)                                              discretion of board.   Senior Counsel of Pioneer since
                                                                         July 2002; Vice President and
                                                                         Senior Counsel of BISYS Fund
                                                                         Services, Inc. (April 2001 to
                                                                         June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor,
                                                                         Inc. (July 2000 to April 2001);
                                                                         Vice President and Associate
                                                                         General Counsel from July 1996
                                                                         to July 2000; Assistant
                                                                         Secretary of all of the Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (47)      Assistant Secretary     Serves at the          Partner, William Cutler               None
                                                  discretion of board.   Pickering Hale and Dorr LLP;
                                                                         Assistant Secretary of all of
                                                                         Pioneer Funds since September
                                                                         2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)         Treasurer               Serves at the          Vice President-Fund Accounting,       None
                                                  discretion of board.   Administration and Custody
                                                                         Services of Pioneer (Manager
                                                                         from September 1996 to February
                                                                         1999); and Treasurer of all of
                                                                         the Pioneer Funds (Assistant
                                                                         Treasurer from June 1999 to
                                                                         November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer

Mark E. Bradley (45)      Assistant Treasurer     Serves at the          Deputy Treasurer of Pioneer           None
                                                  discretion of the      since 2004; Treasurer and Senior
                                                  Board                  Vice President, CDC IXIS Asset
                                                                         Management Services from 2002 to
                                                                         2003; Assistant Treasurer and
                                                                         Vice President, MFS Investment
                                                                         Management from 1997 to 2002;
                                                                         and Assistant Treasurer of all
                                                                         of the Pioneer Funds since
                                                                         November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (39)     Assistant Treasurer     Serves at the          Assistant Vice President-Fund         None
                                                  discretion of the      Accounting, Administration and
                                                  Board                  Custody Services of Pioneer
                                                                     .   (Fund Accounting Manager from
                                                                         1994 to 1999); and Assistant
                                                                         Treasurer of all of the Pioneer
                                                                         Funds since November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)        Assistant Treasurer     Serves at the          Fund Accounting Manager-Fund          None
                                                  discretion of the      Accounting, Administration and
                                                  Board                  Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of
                                                                         the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Katherine                 Assistant Treasurer     Serves at the          Fund Administration Manager-Fund      None
Kim Sullivan (31)                                 discretion of the      Accounting, Administration and
                                                  Board                  Custody Services since June
                                                                         2003; Assistant Vice
                                                                         President-Mutual Fund Operations
                                                                         of State Street Corporation from
                                                                         June 2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management);
                                                                         Pioneer Fund Accounting,
                                                                         Administration and Custody
                                                                         Services (Fund Accounting
                                                                         Services Manager from August
                                                                         1999 to May 2002, Fund
                                                                         Accounting Supervisor from 1997
                                                                         to July 1999); Assistant
                                                                         Treasurer of all of the Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer

Martin J. Wolin (37)      Chief Compliance        Serves at the          Chief Compliance Officer of           None
                          Officer                 discretion of the      Pioneer (Director of Compliance
                                                  Board                  and Senior Counsel from November
                                                                         2000 to September 2004); Vice
                                                                         President and Associate General
                                                                         Counsel of UAM Fund Services,
                                                                         Inc. (mutual fund administration
                                                                         company) from February 1998 to
                                                                         November 2000; and Chief
                                                                         Compliance Officer of all of the
                                                                         Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Equity Income Fund
      Pioneer Equity Opportunity Fund
      Pioneer Growth Shares
      Pioneer Mid Cap Growth Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
       Growth Fund
      Pioneer Oak Ridge Small Cap
       Growth Fund
      Pioneer Papp America-Pacific
       Rim Fund
      Pioneer Papp Small and Mid Cap
       Growth Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
       Growth Fund
      Pioneer Real Estate Shares
      Pioneer Research Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

      Asset Allocation
      Pioneer Ibbotson Moderate
       Allocation Fund
      Pioneer Ibbotson Growth
       Allocation Fund
      Pioneer Ibbotson Aggressive
       Allocation Fund

      International/Global Equity
      Pioneer Emerging Markets Fund
      Pioneer Europe Select Fund
      Pioneer Europe Fund
      Pioneer International Equity Fund
      Pioneer International Value Fund

      Fixed Income
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer Global High Yield Fund
      Pioneer High Yield Fund
      Pioneer Short Term Income Fund
      Pioneer Strategic Income Fund
      Pioneer Tax Free Income Fund

      Money Market
      Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-62952 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com


 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http//www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-
1A, totaled approximately $25,500 in 2004 and approximately $16,400 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,400 in 2003.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
November 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $26,700 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series I Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 25, 2004

* Print the name and title of each signing officer under his or her signature.